Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Operating Financial Information For Reportable Segments

The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2012	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$61,383	$–	$61,383
Other service	2,290	–	2,290

Service revenue	63,673	–	63,673
Equipment	8,010	–	8,010
Other	4,096	–	4,096
Consumer retail	–	14,043	14,043
Small business	–	2,648	2,648

Mass Markets	–	16,691	16,691
Strategic services	–	8,052	8,052
Core	–	7,240	7,240

Global Enterprise	–	15,292	15,292
Global Wholesale	–	6,177	6,177
Other	–	508	508
Intersegment revenues	89	1,112	1,201

Total operating revenues	75,868	39,780	115,648
Cost of services and sales	24,490	22,413	46,903
Selling, general and administrative expense	21,650	8,883	30,533
Depreciation and amortization expense	7,960	8,424	16,384

Total operating expenses	54,100	39,720	93,820

Operating income	$21,768	$60	$21,828

Assets	$142,485	$84,815	$227,300
Plant, property and equipment, net	34,545	52,911	87,456
Capital expenditures	8,857	6,342	15,199

	(dollars in millions)
2011	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$56,601	$–	$56,601
Other service	2,497	–	2,497

Service revenue	59,098	–	59,098
Equipment	7,446	–	7,446
Other	3,517	–	3,517
Consumer retail	–	13,605	13,605
Small business	–	2,720	2,720

Mass Markets	–	16,325	16,325
Strategic services	–	7,607	7,607
Core	–	8,014	8,014

Global Enterprise	–	15,621	15,621
Global Wholesale	–	6,795	6,795
Other	–	704	704
Intersegment revenues	93	1,237	1,330

Total operating revenues	70,154	40,682	110,836
Cost of services and sales	24,086	22,158	46,244
Selling, general and administrative expense	19,579	9,107	28,686
Depreciation and amortization expense	7,962	8,458	16,420

Total operating expenses	51,627	39,723	91,350

Operating income	$18,527	$959	$19,486

Assets	$147,378	$86,185	$233,563
Plant, property and equipment, net	33,451	54,149	87,600
Capital expenditures	8,973	6,399	15,372

	(dollars in millions)
2010	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$53,267	$–	$53,267
Other service	2,321	–	2,321

Service revenue	55,588	–	55,588
Equipment	4,412	–	4,412
Other	3,341	–	3,341
Consumer retail	–	13,419	13,419
Small business	–	2,828	2,828

Mass Markets	–	16,247	16,247
Strategic services	–	6,602	6,602
Core	–	8,712	8,712

Global Enterprise	–	15,314	15,314
Global Wholesale	–	7,526	7,526
Other	–	858	858
Intersegment revenues	66	1,282	1,348

Total operating revenues	63,407	41,227	104,634
Cost of services and sales	19,245	22,618	41,863
Selling, general and administrative expense	18,082	9,372	27,454
Depreciation and amortization expense	7,356	8,469	15,825

Total operating expenses	44,683	40,459	85,142

Operating income	$18,724	$768	$19,492

Assets	$138,863	$83,849	$222,712
Plant, property and equipment, net	32,253	54,594	86,847
Capital expenditures	8,438	7,269	15,707

Summary Of Reconciliation Of Segment Operating Revenues

Reconciliation to Consolidated Financial Information

A reconciliation of the segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Operating Revenues
Total reportable segments	$115,648	$110,836	$104,634
Reconciling items:
Deferred revenue adjustment (see Note 1)	–	–	(235)
Impact of divested operations	–	–	2,407
Corporate, eliminations and other	198	39	(241)

Consolidated operating revenues	$115,846	$110,875	$106,565

Summary Of Reconciliation Of Segment Operating Income

A reconciliation of the total of the reportable segments’ operating income to consolidated Income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Operating Income
Total segment operating income	$21,828	$19,486	$19,492
Merger integration and acquisition related charges (see Note 2)	–	–	(867)
Access line spin-off related charges (see Note 2)	–	–	(407)
Litigation settlements (see Note 16)	(384)	–	–
Severance, pension and benefit charges (see Note 11)	(7,186)	(5,954)	(3,054)
Deferred revenue adjustment (see Note 1)	–	–	(235)
Impact of divested operations (see Note 2)	–	–	755
Other costs (see Note 8)	(276)	–	–
Corporate, eliminations and other	(822)	(652)	(1,039)

Consolidated operating income	13,160	12,880	14,645
Equity in earnings of unconsolidated businesses	324	444	508
Other income and (expense), net	(1,016)	(14)	54
Interest expense	(2,571)	(2,827)	(2,523)

Income Before Provision for Income Taxes	$9,897	$10,483	$12,684

Summary Of Reconciliation Of Segment Assets

A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2012	2011
Assets
Total reportable segments	$227,300	$233,563
Corporate, eliminations and other	(2,078)	(3,102)

Total consolidated	$225,222	$230,461